Document and Entity Information	Sep. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001042776
Document Type	8-K
Document Period End Date	Sep. 20, 2021
Entity Registrant Name	Piedmont Office Realty Trust, Inc.
Entity File Number	001-34626
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	58-2328421
Entity Address, Address Line One	5565 Glenridge Connector
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	770
Local Phone Number	418-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PDM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false